Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Main Street Select Fund))	0 Months Ended
	Nov. 28, 2011
Class A
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.32%
Total Annual Fund Operating Expenses	1.22%
Fee Waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.22%
Class B
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.55%
Total Annual Fund Operating Expenses	2.20%
Fee Waiver and Expense Reimbursement	(0.15%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	2.05%
Class C
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.95%
Fee Waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.95%
Class N
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.49%
Other Expenses	0.37%
Total Annual Fund Operating Expenses	1.51%
Fee Waiver and Expense Reimbursement	(0.01%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.50%
Class Y
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.87%
Fee Waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.87%

[1]	The Fund's transfer agent has voluntarily agreed to limit its fees to 0.35% of average daily net assets per fiscal year for all classes. That fee limitation may not be amended or withdrawn until one year after the date of this prospectus.